Reconciliation of the differences between basic and diluted EPS	12 Months Ended
Mar. 31, 2016
Earnings Per Share [Abstract]
Reconciliation of the differences between basic and diluted EPS
22.	Reconciliation of the differences between basic and diluted EPS

Reconciliation of the differences between basic and diluted EPS for the fiscal years ended March 31, 2014, 2015 and 2016 is as follows:

	Yen in millions
	Fiscal year ended March 31
	2014	2015	2016
Net income (loss) attributable to Sony Corporation’s stockholders for basic and diluted EPS computation	(128,369)	(125,980)	147,791

	Thousands of shares
Weighted-average shares outstanding	1,027,024	1,114,424	1,237,802
Effect of dilutive securities:
Stock acquisition rights	—	—	2,109
Zero coupon convertible bonds	—	—	17,972

Weighted-average shares for diluted EPS computation	1,027,024	1,114,424	1,257,883

	Yen
Basic EPS	(124.99)	(113.04)	119.40

Diluted EPS	(124.99)	(113.04)	117.49

Potential shares of common stock which were excluded from the computation of diluted EPS for the fiscal years ended March 31, 2014, 2015 and 2016 were 142,866 thousand shares, 17,019 thousand shares and 11,357 thousand shares, respectively. The potential shares were excluded as anti-dilutive for the fiscal years ended March 31, 2014 and 2015 due to Sony incurring a net loss attributable to Sony Corporation’s stockholders for these fiscal years, and potential shares related to stock acquisition rights were excluded as anti-dilutive for the fiscal year ended March 31, 2016 when the exercise price for those shares was in excess of the average market value of Sony’s common stock for the fiscal year. The zero coupon convertible bonds issued in July 2015 were included in the diluted EPS calculation for the fiscal year ended March 31, 2016 under the if-converted method beginning upon issuance.